Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Office equipment and computers	3 years
Furniture and fixtures	5 years

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Office equipment	$1,356	$715
Furniture and fixtures	35	36
Total property and equipment	1,391	751
Less accumulated depreciation	(740)	(431)
Total	$651	$320